Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Minimum [Member]
Derivative [Line Items]
Variable interest rate on debt	0.30%
Maximum [Member]
Derivative [Line Items]
Variable interest rate on debt	3.25%
Interest rate swap agreements
Derivative [Line Items]
Fair Value / Carrying Amount of (Liability)	$ (54,291)
U.S. Dollar-denominated interest rate swaps 1 | LIBOR
Derivative [Line Items]
Principal Amount	30,000
Fair Value / Carrying Amount of (Liability)	$ (177)
Weighted- Average Remaining Term (Years)	0 years
Fixed Interest Rate	4.90%
U.S. Dollar-denominated interest rate swaps 2 | LIBOR
Derivative [Line Items]
Principal Amount	$ 125,000
Fair Value / Carrying Amount of (Liability)	$ (19,243)
Weighted- Average Remaining Term (Years)	9 years 6 months
Fixed Interest Rate	5.20%
U.S. Dollar-denominated interest rate swaps 3 | LIBOR
Derivative [Line Items]
Principal Amount	$ 26,778
Fair Value / Carrying Amount of (Liability)	$ (239)
Weighted- Average Remaining Term (Years)	2 years 1 month 6 days
Fixed Interest Rate	2.80%
U.S. Dollar-denominated interest rate swaps 4 | LIBOR
Derivative [Line Items]
Principal Amount	$ 326,755
Fair Value / Carrying Amount of (Liability)	$ (20,467)
Weighted- Average Remaining Term (Years)	1 year 7 months 6 days
Fixed Interest Rate	3.40%
U.S. Dollar-denominated interest rate swaps 6 | LIBOR
Derivative [Line Items]
Principal Amount	$ 178,223
Fair Value / Carrying Amount of (Liability)	$ (4,253)
Weighted- Average Remaining Term (Years)	7 years 6 months
Fixed Interest Rate	2.30%
Euro-denominated interest rate swaps | EURIBOR
Derivative [Line Items]
Principal Amount	$ 81,059
Fair Value / Carrying Amount of (Liability)	$ (9,912)
Weighted- Average Remaining Term (Years)	4 years 2 months 12 days
Fixed Interest Rate	3.80%